Fair Value Measurements - Fair Values of Financial Assets and Liabilities, Including Derivative Financial Instruments (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Fair Value [Member]
Fair Values Of Financial Assets And Liabilities Including Derivative Financial Instruments [Line Items]
Total earning assets	$ 151,698	$ 171,117
Total interest-bearing liabilities	147,385	166,071
Fair Value [Member] | Floor Income Contracts [Member]
Fair Values Of Financial Assets And Liabilities Including Derivative Financial Instruments [Line Items]
Derivative financial instruments	(1,384)	(2,154)
Fair Value [Member] | Interest Rate Swaps [Member]
Fair Values Of Financial Assets And Liabilities Including Derivative Financial Instruments [Line Items]
Derivative financial instruments	459	1,337
Fair Value [Member] | Cross-Currency Interest Rate Swaps [Member]
Fair Values Of Financial Assets And Liabilities Including Derivative Financial Instruments [Line Items]
Derivative financial instruments	999	1,099
Fair Value [Member] | Other [Member]
Fair Values Of Financial Assets And Liabilities Including Derivative Financial Instruments [Line Items]
Derivative financial instruments	(21)	4
Fair Value [Member] | Short-Term Borrowings [Member]
Fair Values Of Financial Assets And Liabilities Including Derivative Financial Instruments [Line Items]
Total interest-bearing liabilities	13,807	19,861
Fair Value [Member] | Long-Term Borrowings [Member]
Fair Values Of Financial Assets And Liabilities Including Derivative Financial Instruments [Line Items]
Total interest-bearing liabilities	133,578	146,210
Fair Value [Member] | FFELP Loans [Member]
Fair Values Of Financial Assets And Liabilities Including Derivative Financial Instruments [Line Items]
Total earning assets	104,481	125,042
Fair Value [Member] | Private Education Loans [Member]
Fair Values Of Financial Assets And Liabilities Including Derivative Financial Instruments [Line Items]
Total earning assets	37,485	36,081
Fair Value [Member] | Cash and Investments [Member]
Fair Values Of Financial Assets And Liabilities Including Derivative Financial Instruments [Line Items]
Total earning assets	9,732	9,994
Carrying Value [Member]
Fair Values Of Financial Assets And Liabilities Including Derivative Financial Instruments [Line Items]
Total earning assets	151,832	172,540
Total interest-bearing liabilities	150,443	172,257
Carrying Value [Member] | Floor Income Contracts [Member]
Fair Values Of Financial Assets And Liabilities Including Derivative Financial Instruments [Line Items]
Derivative financial instruments	(1,384)	(2,154)
Carrying Value [Member] | Interest Rate Swaps [Member]
Fair Values Of Financial Assets And Liabilities Including Derivative Financial Instruments [Line Items]
Derivative financial instruments	459	1,337
Carrying Value [Member] | Cross-Currency Interest Rate Swaps [Member]
Fair Values Of Financial Assets And Liabilities Including Derivative Financial Instruments [Line Items]
Derivative financial instruments	999	1,099
Carrying Value [Member] | Other [Member]
Fair Values Of Financial Assets And Liabilities Including Derivative Financial Instruments [Line Items]
Derivative financial instruments	(21)	4
Carrying Value [Member] | Short-Term Borrowings [Member]
Fair Values Of Financial Assets And Liabilities Including Derivative Financial Instruments [Line Items]
Total interest-bearing liabilities	13,795	19,856
Carrying Value [Member] | Long-Term Borrowings [Member]
Fair Values Of Financial Assets And Liabilities Including Derivative Financial Instruments [Line Items]
Total interest-bearing liabilities	136,648	152,401
Carrying Value [Member] | FFELP Loans [Member]
Fair Values Of Financial Assets And Liabilities Including Derivative Financial Instruments [Line Items]
Total earning assets	104,588	125,612
Carrying Value [Member] | Private Education Loans [Member]
Fair Values Of Financial Assets And Liabilities Including Derivative Financial Instruments [Line Items]
Total earning assets	37,512	36,934
Carrying Value [Member] | Cash and Investments [Member]
Fair Values Of Financial Assets And Liabilities Including Derivative Financial Instruments [Line Items]
Total earning assets	9,732	9,994
Difference [Member]
Fair Values Of Financial Assets And Liabilities Including Derivative Financial Instruments [Line Items]
Total earning assets	(134)	(1,423)
Total interest-bearing liabilities	3,058	6,186
Excess of net asset fair value over carrying value	2,924	4,763
Difference [Member] | Short-Term Borrowings [Member]
Fair Values Of Financial Assets And Liabilities Including Derivative Financial Instruments [Line Items]
Total interest-bearing liabilities	(12)	(5)
Difference [Member] | Long-Term Borrowings [Member]
Fair Values Of Financial Assets And Liabilities Including Derivative Financial Instruments [Line Items]
Total interest-bearing liabilities	3,070	6,191
Difference [Member] | FFELP Loans [Member]
Fair Values Of Financial Assets And Liabilities Including Derivative Financial Instruments [Line Items]
Total earning assets	(107)	(570)
Difference [Member] | Private Education Loans [Member]
Fair Values Of Financial Assets And Liabilities Including Derivative Financial Instruments [Line Items]
Total earning assets	$ (27)	$ (853)